INVESTMENTS IN SECURITIES	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
Investments in Securities	INVESTMENTS IN SECURITIES
Investments in securities

	$ million
	Dec 31, 2021	Dec 31, 2020
Equity securities:	1,710	1,396
Equity securities at fair value through other comprehensive income	1,710	1,396
Debt securities:	2,087	1,826
Debt securities at amortised cost	4	12
Debt securities at fair value through other comprehensive income	1,306	1,165
Debt securities at fair value through profit or loss	777	649
Total	3,797	3,222
At fair value
Measured by reference to prices in active markets for identical assets	1,909	1,637
Measured by reference to other observable inputs	177	68
Measured using predominantly unobservable inputs	1,707	1,505
Total	3,793	3,210
At cost	4	12
Total	3,797	3,222
As at December 31, 2021, investments included equity securities comprising interests in which Shell has no significant influence, debt securities principally comprising a portfolio required to be held by the Company’s internal insurance entities as security for their activities, and assets held in escrow in relation to the Group's UK pension arrangements.
Investments in securities measured using predominantly unobservable inputs [A]

	$ million
	2021	2020
At January 1	1,505	1,253
Gains recognised in other comprehensive income	44	45
Purchases	299	329
Sales	(17)	(60)
Other movements	(124)	(62)
At December 31	1,707	1,505
[A] Based on expected dividend flows, adjusted for country and other risks as appropriate and discounted to their present value.